8. Income Taxes (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Federal [Abstract]
Current	$ (438)	$ (295)
Deferred	(767)	(482)
Total	$ (1,205)	$ (777)